Accounts Receivable, net	12 Months Ended
Feb. 28, 2026
Credit Loss [Abstract]
Accounts Receivable, net

Note 8 – Accounts Receivable, net

	February 28, 2026	February 28, 2025

Accounts receivable	$46,535,767	$33,094,782
Less: allowance for credit losses	(1,702,821)	(435,345)
	$44,832,946	$32,659,437

The Company normally allows credit terms to customers ranging from 90 to 150 days. The Company seeks to maintain strict control over its accounts receivable. Overdue accounts receivable are reviewed regularly by the Management.

Activities related to allowance for credit losses are presented below.

	February 28, 2026	February 28, 2025

At beginning of year	$435,345	$—
Additions	1,267,476	435,345
At end of year	$1,702,821	$435,345